Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)				September 30, 2021

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES 32.3%
		CORPORATE BONDS 27.2%
		COMMUNICATION SERVICES 1.1%
$1,000,000		CBS Corp	3.500%	01/15/25	$1,070,337
1,688,000		Netflix Inc	5.875%	11/15/28	2,066,382
2,000,000		Comcast Corp	4.250%	01/15/33	2,349,954
1,000,000		Verizon Communications Inc	4.400%	11/01/34	1,182,646
3,000,000		AT&T Inc	4.500%	05/15/35	3,506,981
					10,176,300
		CONSUMER DISCRETIONARY 3.4%
1,000,000		Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	1,012,144
500,000		Whirlpool Corp	4.700%	06/01/22	514,230
1,000,000		Block Financial LLC	5.500%	11/01/22	1,027,360
1,000,000		General Motors Financial Co Inc	3.700%	05/09/23	1,043,282
1,000,000		General Motors Financial Co Inc	4.250%	05/15/23	1,056,373
1,000,000		General Motors Financial Co Inc	3.950%	04/13/24	1,068,982
2,000,000		Coach Inc	4.250%	04/01/25	2,160,377
250,000		General Motors Co	4.000%	04/01/25	271,749
1,000,000		General Motors Financial Co Inc	4.300%	07/13/25	1,097,119
1,064,000		Block Financial LLC	5.250%	10/01/25	1,198,988
1,500,000		Ford Motor Co	4.346%	12/08/26	1,597,500
1,000,000		Darden Restaurants Inc	3.850%	05/01/27	1,108,758
2,245,000		Lear Corp	3.800%	09/15/27	2,481,035
1,000,000		General Motors Co	4.200%	10/01/27	1,111,019
1,000,000		AutoNation Inc	3.800%	11/15/27	1,096,935
923,000		Whirlpool Corp	4.750%	02/26/29	1,079,416
2,000,000		Hasbro Inc	3.900%	11/19/29	2,207,026
2,000,000		Advance Auto Parts Inc	3.900%	04/15/30	2,177,992
1,000,000		Mohawk Industries Inc	3.625%	05/15/30	1,088,254
2,000,000		Block Financial LLC	3.875%	08/15/30	2,172,881
1,000,000		Kohl’s Corp	3.375%	05/01/31	1,029,987
1,750,000		Ford Motor Credit Co LLC	3.625%	06/17/31	1,760,938
500,000		Kohl’s Corp	6.875%	12/15/37	643,255
1,000,000		Ford Motor Co	4.750%	01/15/43	1,048,130
750,000		Hasbro Inc	5.100%	05/15/44	904,125
1,073,000		Kohl’s Corp	5.550%	07/17/45	1,282,405
					33,240,260
		CONSUMER STAPLES 1.3%
430,000		Land O’ Lakes Inc (g)	6.000%	11/15/22	449,258
2,500,000		Land O’ Lakes Inc (h)	7.250%	07/14/27	2,687,500
1,949,000		Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,246,222
2,500,000		Land O’ Lakes Inc (h)	7.000%	12/18/28	2,643,750
250,000		Smithfield Foods Inc (g)	3.000%	10/15/30	251,369
1,000,000		Walgreens Boots Alliance Inc	4.500%	11/18/34	1,154,705
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,206,676
1,000,000		Walgreens Boots Alliance Inc	4.800%	11/18/44	1,212,973
1,000,000		Molson Coors Brewing Co	4.200%	07/15/46	1,104,363
					12,956,816
		CONSUMER, NON-CYCLICAL 0.1%
1,000,000		Wildlife Conservation Society	3.414%	08/01/50	1,000,578

		ENERGY 0.5%
1,170,000		ONEOK Inc	4.250%	02/01/22	1,173,366
140,000		Gulf South Pipeline Co LP	4.000%	06/15/22	142,161
1,500,000		Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,543,416
1,000,000		Boardwalk Pipelines LP	4.950%	12/15/24	1,106,364
500,000		Murphy Oil Corp	6.375%	12/01/42	502,490
					4,467,797
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		FINANCIALS 10.1%
$3,000,000		Primerica Inc	4.750%	07/15/22	$3,099,564
2,833,000		Infinity Property & Casualty Corp	5.000%	09/19/22	2,951,422
2,000,000		OneBeacon US Holdings Inc	4.600%	11/09/22	2,079,068
1,000,000		Standard Chartered PLC (b)(g)	3.950%	01/11/23	1,036,274
500,000		First American Financial Corp	4.300%	02/01/23	523,010
500,000		Assurant Inc	4.200%	09/27/23	532,301
500,000		CNA Financial Corp	7.250%	11/15/23	567,948
500,000		Pacific Life Insurance Co (g)	7.900%	12/30/23	577,285
1,000,000		Moody’s Corp	4.875%	02/15/24	1,089,077
1,000,000		HSBC Holdings PLC (b)	4.250%	03/14/24	1,074,194
540,000		Wintrust Financial Corp	5.000%	06/13/24	574,619
824,000		Assured Guaranty US Holdings Inc	5.000%	07/01/24	912,872
3,088,000		Legg Mason Inc	3.950%	07/15/24	3,351,627
1,500,000		Symetra Financial Corp	4.250%	07/15/24	1,614,695
1,000,000		Citigroup Inc	4.000%	08/05/24	1,084,422
3,000,000		Synchrony Financial	4.250%	08/15/24	3,241,385
2,000,000		Old Republic International Corp	4.875%	10/01/24	2,221,523
1,627,000		Associated Banc-Corp	4.250%	01/15/25	1,747,375
4,000,000		Kemper Corp	4.350%	02/15/25	4,342,277
1,050,000		TCF National Bank	4.600%	02/27/25	1,112,026
1,000,000		BBVA USA	3.875%	04/10/25	1,091,073
250,000		Liberty Mutual Insurance Co (g)	8.500%	05/15/25	307,930
1,000,000		Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,236,153
3,000,000		American International Group Inc	3.750%	07/10/25	3,264,495
1,000,000		Synchrony Financial	4.500%	07/23/25	1,103,886
2,000,000		Janus Capital Group Inc (b)	4.875%	08/01/25	2,241,254
2,000,000		HSBC Holdings PLC (b)	4.250%	08/18/25	2,193,173
4,000,000		Capital One Financial Corp	4.200%	10/29/25	4,428,961
20,000		Wells Fargo & Co (h)	4.700%	12/15/25	525,600
1,520,000		Legg Mason Inc	4.750%	03/15/26	1,742,133
2,000,000		Hanover Insurance Group Inc/The	4.500%	04/15/26	2,239,634
1,000,000		Wells Fargo & Co	4.100%	06/03/26	1,113,113
3,290,000		Old Republic International Corp	3.875%	08/26/26	3,641,204
500,000		Morgan Stanley	4.350%	09/08/26	564,284
1,000,000		Citigroup Inc	4.300%	11/20/26	1,122,786
1,000,000		JPMorgan Chase & Co	4.125%	12/15/26	1,123,943
3,000,000		PNC Financial Services Group Inc/The (f)(h)	3.400%	12/15/26	2,992,500
4,000,000		Mercury General Corp	4.400%	03/15/27	4,482,728
450,000		Athene Holding Ltd (b)	4.125%	01/12/28	499,334
250,000		Provident Cos Inc	7.250%	03/15/28	317,206
2,000,000		E*TRADE Financial Corp	4.500%	06/20/28	2,287,354
500,000		Farmers Exchange Capital (g)	7.050%	07/15/28	612,453
1,000,000		Lazard Group LLC	4.375%	03/11/29	1,131,544
2,500,000		Wintrust Financial Corp	4.850%	06/06/29	2,713,851
2,300,000		Assurant Inc	3.700%	02/22/30	2,492,646
500,000		Park National Corp (f)	4.500%	09/01/30	513,273
500,000		Goldman Sachs Group Inc/The	4.250%	11/15/30	553,818
500,000		Goldman Sachs Group Inc/The	4.000%	02/15/31	537,096
500,000		Goldman Sachs Group Inc/The	4.300%	12/15/32	554,915
538,000		Bank of America Corp	4.000%	08/15/34	586,568
3,000,000		Fulton Financial Corp (f)	3.750%	03/15/35	3,026,186
500,000		Swiss Re Treasury US Corp (g)	4.250%	12/06/42	607,666
500,000		Principal Financial Group Inc	4.350%	05/15/43	602,212
2,500,000		M&T Bank Corp (f)(h)	5.125%	12/29/49	2,754,375
1,000,000		SVB Financial Group (f)(h)	4.100%	08/15/69	1,022,800
3,000,000		JPMorgan Chase & Co (f)(h)	3.650%	12/01/69	3,003,750
6,000,000		Charles Schwab Corp (f)(h)	4.000%	03/01/31	6,170,760
					99,135,621
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		HEALTH CARE 0.9%
$500,000		Wyeth LLC	6.450%	02/01/24	$566,605
3,000,000		AbbVie Inc	3.800%	03/15/25	3,257,665
189,000		Bristol-Myers Squibb Co	3.875%	08/15/25	208,369
1,000,000		Cigna Corp	4.500%	02/25/26	1,128,224
500,000		Zimmer Biomet Holdings Inc	4.250%	08/15/35	543,703
1,400,000		CVS Health Corp	4.780%	03/25/38	1,707,698
1,000,000		UnitedHealth Group Inc	3.500%	08/15/39	1,106,322
					8,518,586
		INDUSTRIALS 2.8%
500,000		GATX Corp	4.750%	06/15/22	513,947
500,000		Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	516,801
1,000,000		GATX Corp	3.900%	03/30/23	1,047,035
1,000,000		Flowserve Corp	4.000%	11/15/23	1,060,422
1,500,000		Hillenbrand Inc	5.000%	09/15/26	1,676,250
500,000		Toro Co/The	7.800%	06/15/27	649,811
2,000,000		Kennametal Inc	4.625%	06/15/28	2,249,217
3,000,000		Steelcase Inc	5.125%	01/18/29	3,448,418
1,000,000		Oshkosh Corp	3.100%	03/01/30	1,050,030
2,000,000		GATX Corp	4.000%	06/30/30	2,229,182
1,000,000		Flowserve Corp	3.500%	10/01/30	1,043,098
3,000,000		Hillenbrand Inc	3.750%	03/01/31	2,978,100
3,000,000		United Rentals North America Inc	3.750%	01/15/32	3,033,750
2,000,000		Eaton Corp	4.000%	11/02/32	2,320,544
1,400,000		Leidos Holdings Inc	5.950%	12/01/40	1,730,154
1,000,000		FedEx Corp	4.100%	04/15/43	1,124,594
					26,671,353
		INFORMATION TECHNOLOGY 4.0%
1,500,000		Dell International LLC / EMC Corp.	5.450%	06/15/23	1,610,171
1,031,000		Arrow Electronics Inc	4.000%	04/01/25	1,111,012
2,000,000		Hewlett Packard Enterprise Co	4.900%	10/15/25	2,262,779
1,500,000		Dell International LLC / EMC Corp.	6.020%	06/15/26	1,783,591
2,500,000		Motorola Solutions Inc	4.600%	02/23/28	2,877,974
1,500,000		Trimble Inc	4.900%	06/15/28	1,733,100
1,000,000		Fiserv Inc	4.200%	10/01/28	1,137,333
1,500,000		Broadcom Inc	4.750%	04/15/29	1,719,645
1,000,000		Juniper Networks Inc	3.750%	08/15/29	1,093,187
1,000,000		Dell International LLC / EMC Corp.	5.300%	10/01/29	1,207,726
1,000,000		Citrix Systems Inc	3.300%	03/01/30	1,020,263
2,000,000		Avnet Inc	3.000%	05/15/31	2,002,655
2,000,000		Broadcom Inc	4.300%	11/15/32	2,238,533
3,000,000		Intel Corp	4.000%	12/15/32	3,538,861
2,000,000		Leidos Inc	5.500%	07/01/33	2,420,000
1,000,000		Broadcom Inc (g)	3.469%	04/15/34	1,031,323
1,500,000		Western Union Co/The	6.200%	11/17/36	1,908,597
3,000,000		Oracle Corp	3.600%	04/01/40	3,104,940
1,000,000		Dell, Inc.	5.400%	09/10/40	1,187,500
1,000,000		Analog Devices Inc	2.800%	10/01/41	995,323
570,000		Discovery Communications LLC	4.950%	05/15/42	667,265
2,000,000		Motorola Solutions Inc	5.500%	09/01/44	2,600,413
					39,252,191
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		MATERIALS 2.2%
$750,000		RPM International Inc	3.450%	11/15/22	$768,337
756,000		Eastman Chemical Co	3.800%	03/15/25	817,756
865,000		Union Carbide Corp	7.500%	06/01/25	1,044,127
2,000,000		DowDuPont Inc	4.493%	11/15/25	2,248,021
200,000		Worthington Industries Inc	4.550%	04/15/26	223,100
1,500,000		Cabot Corp	3.400%	09/15/26	1,598,344
782,000		HB Fuller Co	4.000%	02/15/27	816,213
3,200,000		HB Fuller Co	4.250%	10/15/28	3,256,000
4,000,000		Cabot Corp	4.000%	07/01/29	4,366,022
1,175,000		Albemarle Wodgina Pty Ltd (b)	3.450%	11/15/29	1,230,365
1,250,000		Dow Chemical Co/The	4.250%	10/01/34	1,440,104
1,000,000		Alcoa Inc	5.950%	02/01/37	1,245,000
1,000,000		Newmont Mining Corp	4.875%	03/15/42	1,256,567
325,000		Albemarle Corp	5.450%	12/01/44	412,588
250,000		Steel Dynamics Inc	3.250%	10/15/50	246,333
					20,968,877
		REAL ESTATE 0.0%
350,000		CBRE Services Inc	4.875%	03/01/26	398,993

		UTILITIES 0.8%
75,000		National Fuel Gas Co	3.750%	03/01/23	77,645
1,060,000		PSEG Power LLC	4.300%	11/15/23	1,133,189
250,000		Jersey Central Power & Light Co (g)	4.300%	01/15/26	275,216
2,000,000		National Fuel Gas Co	3.950%	09/15/27	2,149,236
500,000		Toledo Edison Co (g)	2.650%	05/01/28	508,228
1,000,000		National Fuel Gas Co	4.750%	09/01/28	1,118,440
1,165,000		Duke Energy Progress LLC	5.700%	04/01/35	1,551,225
1,021,000		Northern Natural Gas Co (g)	4.100%	09/15/42	1,136,825
					7,950,004

		TOTAL CORPORATE BONDS			264,737,376

		ASSET BACKED SECURITIES 1.7%
180,477		Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	180,389
227,994		United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	230,453
84,338		Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	85,159
72,512		Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	74,481
33,351		United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	33,891
286,556		American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	286,489
1,000,000		United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,025,169
361,496		US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	369,937
898,436		Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	920,897
537,996		American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	521,971
201,340		US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	212,957
2,067,570		American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	2,040,692
722,756		Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	733,597
1,568,262		Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,531,132
1,163,271		Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,226,335
733,260		American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	735,133
685,607		United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	734,381
690,658		American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	665,496
545,331		US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	554,240
573,130		United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	604,511
460,694		United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	486,937
1,266,102		American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,284,906
326,264		American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	325,411
462,916		American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	452,547
141,980		American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	146,786
92,333		Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	96,488
816,632		British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	03/20/33	825,491
					16,385,876
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		MUNICIPAL BONDS 1.7%
$650,000		Glendale Community College District/CA	2.113%	08/01/31	$651,551
500,000		Socorro Independent School District	2.125%	08/15/31	518,458
920,000		Pierre School District No 32-2	2.040%	08/01/33	893,776
500,000		Redondo Beach Unified School District	2.040%	08/01/34	494,670
400,000		County of Hennepin MN	4.800%	12/01/35	511,220
500,000		DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	514,710
305,000		State of California	4.600%	04/01/38	353,505
1,000,000		Crowley Independent School District	3.010%	08/01/38	1,051,439
500,000		Idaho Bond Bank Authority	2.354%	09/15/38	486,636
850,000		Worthington Independent School District No 518	3.300%	02/01/39	899,585
610,000		Rockwall Independent School District	3.091%	02/15/39	636,166
750,000		Allen Independent School District	3.148%	02/15/39	801,213
1,000,000		Pierce County School District No 10 Tacoma	2.357%	12/01/39	984,796
945,000		City of Minnetonka MN	3.050%	02/01/40	986,044
885,000		Massachusetts Development Finance Agency	2.550%	05/01/40	855,822
750,000		Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	767,397
505,000		Village of Ashwaubenon WI	2.970%	06/01/40	524,702
300,000		Desert Community College District	2.457%	08/01/40	296,449
800,000		Utah Transit Authority	3.443%	12/15/42	841,385
500,000		BAC Capital Trust XIV (f)(h)	4.000%	03/15/43	500,002
600,000		San Diego Community College District	3.336%	08/01/43	639,579
1,000,000		Borough of Naugatuck CT	3.090%	09/15/46	999,640
1,000,000		Michigan State University	4.496%	08/15/48	1,151,032
					16,359,777
		U.S. GOVERNMENT OBLIGATIONS 1.7%
1,000,000		United States Treasury Note/Bond	0.250%	03/15/24	996,445
3,000,000		United States Treasury Note/Bond	0.750%	03/31/26	2,977,734
1,000,000		United States Treasury Note/Bond	0.750%	04/30/26	991,914
1,000,000		United States Treasury Note/Bond	1.250%	06/30/28	997,070
1,000,000		United States Treasury Note/Bond	1.000%	07/31/28	979,844
7,000,000		United States Treasury Note/Bond	2.625%	02/15/29	7,625,899
2,000,000		United States Treasury Note/Bond	3.000%	02/15/49	2,384,766
					16,953,672

		TOTAL FIXED INCOME SECURITIES			$314,436,701
		(cost $293,597,712)

Shares		Security Description			Fair Value
		COMMON STOCKS 65.9%
		COMMUNICATION SERVICES 5.9%
72,000		Activision Blizzard Inc			5,572,080
16,250		Alphabet Inc (a)			43,311,288
53,000		Walt Disney Co/The (a)			8,966,010
					57,849,378
		CONSUMER DISCRETIONARY 2.1%
39,000		Home Depot Inc/The			12,802,140
32,000		Target Corp			7,320,640
					20,122,780
		CONSUMER STAPLES 3.4%
60,000		Hershey Co/The			10,155,000
343,000		Hormel Foods Corp			14,063,000
111,000		Sysco Corp			8,713,500
					32,931,500
		FINANCIALS 7.8%
64,000		American Express Co			10,721,920
125,000		JPMorgan Chase & Co			20,461,250
88,000		Principal Financial Group Inc			5,667,200
436,000		US Bancorp/MN			25,915,840
274,000		Wells Fargo & Co			12,716,340
					75,482,550
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Shares		Security Description			Fair Value
		COMMON STOCKS (continued)
		HEALTH CARE 15.8%
185,000		Abbott Laboratories			$21,854,050
62,000		Baxter International Inc			4,986,660
19,000		Bio-Techne Corp			9,206,830
215,000		Elanco Animal Health Inc (a)			6,856,350
94,000		Eli Lilly & Co			21,718,700
100,000		Johnson & Johnson			16,150,000
192,000		Medtronic PLC (e)			24,067,200
111,000		Pfizer Inc			4,774,110
352,000		Roche Holding AG (d)			16,005,440
71,500		UnitedHealth Group Inc			27,937,910
					153,557,250
		INDUSTRIALS 10.5%
48,000		3M Co			8,420,160
96,000		CH Robinson Worldwide Inc			8,352,000
197,000		Donaldson Co Inc			11,309,770
190,000		Fastenal Co			9,805,900
217,000		Graco Inc			15,183,490
25,000		Honeywell International Inc			5,307,000
195,000		nVent Electric PLC (e)			6,304,350
15,000		Rockwell Automation Inc			4,410,600
110,000		Tennant Co			8,134,500
174,000		Toro Co/The			16,949,340
42,000		United Parcel Service Inc, Class B			7,648,200
					101,825,310
		INFORMATION TECHNOLOGY 13.6%
12,000		Automatic Data Processing Inc			2,399,040
166,000		Corning Inc			6,057,340
130,000		Fiserv Inc (a)			14,105,000
35,000		Littelfuse Inc			9,564,450
139,000		Microsoft Corp			39,186,880
71,000		Motorola Solutions Inc			16,494,720
112,000		QUALCOMM Inc			14,445,760
54,000		Texas Instruments Inc			10,379,340
90,000		Visa Inc			20,047,500
					132,680,030
		MATERIALS 5.5%
120,000		Ecolab Inc			25,034,400
160,000		HB Fuller Co			10,329,600
65,000		Sherwin-Williams Co/The			18,182,450
					53,546,450
		REAL ESTATE 0.6%
43,000		CoreSite Realty Corp			5,957,220

		UTILITIES 0.7%
104,000		Xcel Energy Inc			6,500,000

		TOTAL COMMON STOCKS			$640,452,468
		(cost $312,170,957)

		SHORT-TERM INVESTMENTS 1.8%
17,813,240		First American Government Obligations Fund, Class X, 0.026% (c)			$17,813,240
		(cost $17,813,240)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)				September 30, 2021

Shares		Security Description			Fair Value
		TOTAL INVESTMENTS 100.0%			$972,702,409
		(cost $623,581,909)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%			(298,233)

		TOTAL NET ASSETS 100.0%			$972,404,176

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of September 30, 2021, these securities represented $9,100,085 or 0.9% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2021.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under the Fund’s liquidity risk management program. As of September 30, 2021, these securities represented $12,630,638 or 1.3% of total net assets.

	(h)	Perpetual maturity, date shown, if applicable, represents next contractual call date.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2021

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgements and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) continued)	September 30, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2021:

Balanced Fund
Level 1*	$658,265,708
Level 2**	314,436,701
Level 3	-
Total	$972,702,409

*   All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended September 30, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$583,544,016
Gross unrealized appreciation	$311,543,425
Gross unrealized depreciation	(3,715,807)
Net unrealized appreciation	$307,827,618
Undistributed ordinary income	$-
Undistributed long-term capital gains	5,689,948
Total distributable earnings	$5,689,948
Other accumulated earnings	-
Total accumulated earnings	$313,517,566